RELATED PARTY TRANSACTIONS - Sales of Goods and Integrated Solutions To Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Other income from related parties	$ 14,780	$ 6,306	$ 9,632
China Techenergy [Member]
Related Party Transaction [Line Items]
Other income from related parties	12,207	5,118	8,458
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	2,396	967	308
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 177	$ 221	$ 866